LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
LEASES
Schedule of lease costs

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Operating lease cost	$76	$68	$148	$141
Short-term lease cost	140	9	141	12
Total lease cost	$216	$77	$289	$153

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$215	$75	$287	$148
General and administrative	1	2	2	5
Total lease cost	$216	$77	$289	$153

	Year Ended December 31,
(in thousands)	2025	2024
Operating lease cost	$297	$293
Short-term lease cost	40	29
Total lease cost	$337	$322

	Year Ended December 31,
(in thousands)	2025	2024
Research and development	$328	$293
General and administrative	9	29
Total lease cost	$337	$322

Schedule of right of use lease assets and lease liabilities for operating leases

	June 30,	December 31,
(in thousands)	2026	2025
Assets
Right of use assets - Operating Leases	$—	$607
Total lease assets	$—	$607
Liabilities
Current liabilities:
Lease liability, current - Operating Leases	$—	$271
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	—	312
Total lease liabilities	$—	$583

	December 31,	December 31,
(in thousands)	2025	2024
Assets
Right of use assets - Operating Leases	$607	$120
Total lease assets	$607	$120
Liabilities
Current liabilities:
Lease liability, current - Operating Leases	$271	$47
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	312	25
Total lease liabilities	$583	$72

Schedule of weighted average remaining lease term and weighted average discount rate for operating leases

	Year Ended December 31,
	2025	2024
Weighted average remaining lease term (in years) – operating leases	2.27	1.47
Weighted average discount rate – operating leases	10.64%	10.31%

Schedule of remaining maturities of operating leases, excluding short-term leases

December 31,
(in thousands)	2025
2026	$323
2027	310
2028	23
Total undiscounted lease payments	656
Less imputed interest	(73)
Total net lease liabilities	$583